Earnings per Share	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings per Share

Note 10. Earnings per Share

The following sets forth the calculation of earnings (loss) per share, or EPS, for the periods indicated (in thousands, except per share amounts):

For the Nine Months Ended September 30,
2014
Numerator:
Net income (loss) available to common stockholders	$(951,801)

Denominator:
Weighted average common shares outstanding	192,500
Restricted common shares(1)	—

Weighted average common and common equivalent shares outstanding	192,500

Basic EPS	$(4.94)

Diluted EPS	$(4.94)

(1)	The treasury stock method is applied to determine the dilutive effect of the unvested restricted common shares. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the nine months ending September 30, 2014. There were 206,956 incremental shares excluded from the computation of diluted EPS for the nine months ending September 30, 2014.

Our supplemental basic and diluted EPS includes earnings allocated to both previous owners and MRD LLC members for all periods presented due to common control considerations. The following sets forth the calculation of our supplemental EPS, for the periods indicated (in thousands, except per share amounts):

For the Nine Months Ended September 30,
2014
Numerator:
Net income (loss) attributable to Memorial Resource Development Corp.	$(930,071)

Denominator:
Weighted average common shares outstanding	192,500
Restricted common shares(1)	—

Weighted average common and common equivalent shares outstanding	192,500

Basic EPS	$(4.83)

Diluted EPS	$(4.83)

(1)	The treasury stock method is applied to determine the dilutive effect of the unvested restricted common shares. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the nine months ending September 30, 2014. There were 206,956 incremental shares excluded from the computation of diluted EPS for the nine months ending September 30, 2014.